Intangible Assets - Summary of Finite Lived Intangible Assets Future Amortization Expense (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	¥ 1,182
2022	932
2023	513
2024	206
2025	¥ 96